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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund

Portfolio of Investments - December 31, 2008 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.4% of Net Assets

		ARIZONA: 8.7%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	$75,000	$78,059
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	100,158
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	148,515
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	228,205
A2	AA	Glendale Western Loop 101 Public Facilities Revenue, 6%, 7/1/24	525,000	537,222
Baa1	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	272,800
Aa3	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	288,170
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	78,637
A3	A	Northern Arizona University, 5%, 9/1/23	150,000	143,336
Aa2	AAA	Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	233,444
Aaa#	AAA	University of Arizona Board of Regents (Prerefunded 12/01/09 @100)(FGIC Insured), 5.8%, 6/1/24	200,000	208,790

		District of Columbia: 1.2%
A1	AA	District of Columbia, Series B-3, 5.5%, 6/1/12	285,000	310,964

		FLORIDA: 10.8%
nr	AA	Emerald Coast Utilities Authority Revenue Bond, (FGIC Insured), 5%, 1/1/25	1,010,000	982,902
Aa3	AA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,163,998
Aa3	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5.0%, 10/1/23	750,000	746,078

		ILLINOIS: 5.1%
Aa2	A	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	361,950
A1	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5%, 12/30/24	1,000,000	1,001,640

		INDIANA: 4.1%
Aa3	AAA	Western Boone, Multi School Building Corp (FSA Insured), 5%, 1/10/20	1,015,000	1,103,741

		IOWA: 1.9%
Aa3	nr	Ankeny, Series B, 4%, 6/1/17	500,000	518,480

		MARYLAND: 0.3%
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	75,000	86,699

		MASSACHUSETTS: 4.3%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,161,680

		MICHIGAN: 5.7%
A2	AA	Charles Stewart Mott Community College, (MBIA Insured), 5%, 5/1/18	720,000	756,943
Aa3	AA-	Detroit City School District, (FGIC Insured), 6%, 5/1/20	300,000	336,718
Aa3	AA-	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	427,835

		MISSISSIPPI: 4.6%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	597,665
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	630,225

		MISSOURI: 10.7%
Aa1	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	324,852
Baa1	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	139,552
Aaa	AAA	Jefferson County School District, 6.7%, 3/1/11	155,000	162,984
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	330,596
Aa3	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	310,500
Aa1	AA+	Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	339,825
Aaa	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	268,552
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	313,575
Aaa	AAA	St Louis County, Mortgage Revenue Bond, (AMT), 5.65%, 2/1/20	500,000	461,600
Baa2	BBB+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	204,972

		NEW JERSEY: 3.7%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	984,912

		NORTH CAROLINA: 10.0%
nr	nr	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	841,504
Baa1	nr	North Carolina Medical Care Community Revenue, 5.5%, 10/1/24	500,000	347,025
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	564,677
Baa1	A	University North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	923,758

		NORTH DAKOTA: 2.1%
Aaa	AAA	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	549,145

		PENNSYLVANIA: 8.2%
A1	AA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,167,680
A1	AA	Pennsylvania Higher Educational Facilities Authority Revenue Bond, 5%, 4/01/20	1,000,000	1,014,470

		SOUTH CAROLINA: 0.4%
A2	A+	Lexington County Health Services District Inc., Hospital Revenue Bond, 5.75%, 1/1/28	100,000	113,983

		TEXAS: 10.7%
Aa3	AA	Austin Water and Wastewater Revenue, 5%, 5/15/20	400,000	415,252
Aa1	AAA	Harris County, 5.75%, 10/1/24	250,000	269,490
Aaa	AAA	Kaufman Independent School District, 5.125%, 2/15/32	480,000	528,638
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	364,527
Aa3	AA	Mueller Local Government, Contract Revenue, 5%, 9/1/25	1,280,000	1,274,189

		VIRGINIA: 1.7%
Aa3	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	170,079
Aa2	nr	Prince George, (Assured Guaranty Insured), 5%, 2/1/20	100,000	105,902
Baa1	nr	Richmond Industrial Development Authority Government Facilities Revenue Bond, (AMBAC Insured), 5%, 7/15/16	150,000	167,928

		WASHINGTON: 3.6%
Aa3	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	618,661
Aa1	AAA	King County School District #415 Kent, (FSA Insured), 5.5%, 6/1/16	300,000	346,647

		WISCONSIN: 0.6%
nr	BBB	Wisconsin Health & Educational Facilities Authority Revenue Bond, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	161,768

		TOTAL INVESTMENTS (Cost $26,030,488)		$26,292,097

		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of Net Assets		430,608

		NET ASSETS: 100%		$26,722,705

# - Pre-refunded.

nr - Not Rated

Valuation Measurements: Various inputs are used in determining the value of the funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the funds’ assets as of December 31, 2008 (unaudited):

Investments in Securities
Valuation Inputs	Tax-Free National Fund
Level 1: Quoted prices	$--
Level 2: Other significant observable inputs	$26,292,097
Level 3: Significant unobservable inputs	--
Total	$26,292,097

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments - December 31, 2008 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 96.9% of Net Assets

		ECONOMIC DEVELOPMENT: 10.4%
Aa3	AAA	James City County Economic Development Authority Revenue, 5%, 6/15/19	$1,050,000	$1,127,689
Aa2	AA	Newport News Economic Development Authority Revenue, 5%, 7/1/25	745,000	750,081
Aa2	AAA	Roanoke County Economic Development Authority Lease Revenue, (Assured Guaranty Insured), 5%, 10/15/16	400,000	451,836

		EDUCATION: 8.4%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/01/21	1,000,000	1,031,800
Aa2	AA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	862,381

		GENERAL OBLIGATION: 11.1%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	227,742
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	537,450
Aa2	nr	Prince George, (Assured Guaranty Insured), 5%, 2/1/20	200,000	211,804
Aa3	AAA	Richmond, 5%, 7/15/23	750,000	766,313
Aa1	AAA	Virginia Beach, 5%, 3/1/12	400,000	434,560
Aaa	AAA	Virginia State, 5%, 6/1/26	300,000	308,142

		HOSPITAL: 10.2%
A1	nr	Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	953,540

A3	AA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	210,184
Aa3	AA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	533,225
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	585,535

		HOUSING: 6.6%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	420,000	351,322
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,137,825

		INDUSTRIAL DEVELOPMENT: 14.2%
A3	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,024,470
Baa1	AA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	458,525
A3	AA	Henrico County Industrial Development Authority Revenue (MBIA Insured), 6%, 8/15/16	300,000	332,922
Aa3	nr	Prince William County Economic Development Authority, Lease Revenue, 5.25%, 2/1/18	375,000	421,886
Baa1	AA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5%, 8/1/25	700,000	640,605
nr	A	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5%, 8/1/21	315,000	320,925

		LEASING AND OTHER FACILITIES: 10.8%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	558,540
Aa2	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	766,440
Baa1	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,101,820
			-
		TRANSPORTATION: 3.9%
nr	AA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	384,268
nr	AA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/22	200,000	207,900
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	275,000	284,246

		UTILITIES: 6.2%
Aa3	AAA	Richmond Public Utility Revenue, 4.5%, 1/15/33	300,000	271,266
A3	A	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,115,830

		WATER & WASTE: 15.1%
Baa1	A	Frederick Regional Sewer System Revenue, (AMBAC), 5%, 10/1/15	570,000	639,038
Aa3	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/13	700,000	785,484
Aa3	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	170,079
A1	AA+	Norfolk Water Revenue, (MBIA Insured), 5.9%, 11/01/25	210,000	210,225
Aaa	AAA	Puerto Rico Commonwealth Infrastructure, 5.5%, 10/01/34	500,000	506,010
Aa3	AA+	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,090,620

		TOTAL INVESTMENTS (Cost $21,716,075)		$21,772,528

		CASH AND RECEIVABLES LESS LIABILITIES: 3.1% of Net Assets		696,993

		NET ASSETS: 100%		$22,469,521

nr - Not Rated

Valuation Measurements: Various inputs are used in determining the value of the funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the funds’ assets as of December 31, 2008 (unaudited):

Investments in Securities
Valuation Inputs	Virginia Tax-Free Fund
Level 1: Quoted prices	--
Level 2: Other significant observable inputs	$21,772,528
Level 3: Significant unobservable inputs	--
Total	$21,772,528

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 20, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 20, 2009